Label	Element	Value
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	£ 0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	0
Other cash and cash equivalents	ifrs-full_OtherCashAndCashEquivalents	28,000,000
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	24,628,000,000
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	25,504,000,000
Bank acceptance assets, classified as cash equivalents	bcs_BankAcceptanceAssetsClassifiedAsCashEquivalents	25,228,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	917,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	480,000,000
Short-term investments, classified as cash equivalents	ifrs-full_ShorttermInvestmentsClassifiedAsCashEquivalents	682,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	8,021,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,676,000,000
Short-term deposits, classified as cash equivalents	ifrs-full_ShorttermDepositsClassifiedAsCashEquivalents	7,592,000,000
Parent Company [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	54,180,000,000
Issued capital and share premium [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1],[2]
Issued capital and share premium [member] | Parent Company [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	4,311,000,000
Other equity interest [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1],[2]
Other equity interest [member] | Parent Company [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	9,633,000,000
Non-controlling interests [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1]
Equity attributable to owners of parent [member]
Amount of reclassifications or presentation changes	ifrs-full_AmountOfReclassificationsOrChangesInPresentation	0	[1]
Retained earnings [member] | Parent Company [member]
Equity, adjusted balance	bcs_EquityAdjustedBalance	£ 39,842,000,000

[1]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the inc ome statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017, a £ 4 m loss (ne t of tax) on own credit was booked in the reserve.

[2]	For further details refer to Note 28